Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Class I
Shareholder Report [Line Items]
Fund Name	O’Shaughnessy Market Leaders Value Fund
Class Name	Class I
Trading Symbol	OFVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the O’Shaughnessy Market Leaders Value Fund for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://osfunds.com/. You can also request this information by contacting us at 1-877-291-7827.
Additional Information Phone Number	1-877-291-7827
Additional Information Website	https://osfunds.com/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended July 31, 2025, the Market Leaders Value Fund underperformed its primary benchmark returning 15.89% (NAV) versus 16.54% for the Russell 1000® Index. Versus its secondary benchmark, the Market Leaders Value Fund outperformed the benchmark returning 15.89% (NAV) versus 8.79% for the Russell 1000® Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
RUSSELL 1000 INDEX COMPARISON
When looking at the contributions to performance, we first address how the investment process performed in the marketplace, and then examine the returns from different GICS sectors and specific stocks that contributed to performance. We evaluate the impact of our decision to start with an equal-weighted universe, as opposed to the market capitalization-weighted index, by measuring the difference in performance between the benchmark, and the benchmark as if it were an equal-weighted portfolio. In the period, having lower in market cap exposure aided the strategy by +3.89%. We measure the impact of our focus on the top decile of stocks by Shareholder Yield, which detracted -0.87%. From the top decile of Shareholder Yield, we eliminate low quality stocks. Doing so had a negative impact of -0.73% to relative returns. Our portfolio construction methodology, which seeks to own more of stocks qualifying more frequently, recently, and with the highest overall factor profile had a negative impact of -2.94%.
From a sector standpoint, our underweight Health Care and Real Estate and overweight to  Financials aided returns, while our overweight to Energy and underweight to Information Technology detracted from performance. Overall, sector allocation decisions hurt returns. Selection within sectors contributed and was a significant driver of performance. Selection within Information Technology and Financials was the largest contributor while selection within Industrials and Communication Services detracted. Key single name contributors for the period include Applovin Corp., Booking Holdings, Inc. and the screening of Apple, Inc. Overweights to General Mills, Inc. and Comcast Corp. detracted. The largest detractor from performance within the period was the screening of Nvidia and Broadcom, Inc., which had over 50% returns in the period.
RUSSELL 1000 VALUE INDEX COMPARISON
When looking at the contributions to performance, we first address how the investment process performed in the marketplace, and then examine the returns from different  GICS sectors and specific stocks that contributed to performance. We evaluate the impact of our decision to start with an equal-weighted universe, as opposed to the market capitalization-weighted index, by measuring the difference in performance between the benchmark, and the benchmark as if it were an equal-weighted portfolio. In the period, having lower in market cap exposure hurt the strategy by -0.25%. We measure the impact of our focus on the top decile of stocks by Shareholder Yield, which contributed +3.84%. From the top decile of Shareholder Yield, we eliminate low quality stocks. Doing so had a positive impact of +0.72% to relative returns. Our portfolio construction methodology, which seeks to own more of stocks qualifying more frequently, recently, and with the highest overall factor profile had a positive impact of +2.79%.
From a sector standpoint, our underweight Health Care and overweight to Financials aided returns, while our overweight to Energy and Materials detracted from performance. Overall, sector allocation decisions aided returns. Selection within sectors also contributed and was a significant driver of outperformance. Selection within Information Technology and Financials was the largest contributors while selection within Industrials and Energy detracted. Key single name contributors for the period include Apploving Corp., United Health Group, and Booking Holdings, Inc. Overweights to General Mills, Inc., Centene Corp., and Lockheed Martin Corp. detracted as did the exclusion of JP Morgan Chase & Co.
POSITIONING
The Market Leaders Value Fund continues to key in on names with high-ranking Shareholder Yields. Stocks deliver returns to shareholders over time based on three drivers—ability to grow their business, expansion of their price multiple, and prudent capital allocation practices like returning capital to shareholders. We view share buybacks as one of many levers that management teams can use to allocate capital. Within Shareholder Yield, buybacks sit side-by-side with dividend yield, another mechanism for the return of capital. We acknowledge that all companies executing buybacks are not created equally, and some firms should likely not be returning cash. We believe these firms will likely go on to underperform, and our process is designed to exclude such stocks from our portfolio. We focus on a subset of firms returning capital to shareholders at super-normal rates, as this tends to be indicative of management’s conviction in the underlying business. Our quality screens further attempt to exclude firms executing buybacks for the wrong reasons—performing debt for equity swaps and manipulating earnings per share.
Because of our bias towards names with high Shareholder Yield and lower valuations, we utilize our secondary benchmark, the Russell 1000 Value, to measure our active positioning. These characteristics tend to differ meaningfully for the Russell 1000 Value versus the broad-based Russell 1000 and we believe the value index represents a comparison more closely aligned with the Fund’s process.
As of July 31, 2025, the Fund’s holdings showed a significantly higher Shareholder Yield than the benchmark. Our Fund returned over 2.3 times more capital to shareholders than the benchmark while maintaining a discounted Price to Earnings and Price to Sales ratio, 22% and 40% respectively. Additionally, our holdings have over 2.3 times free cash flow yield. Our Fund chooses holdings with disciplined management teams that have been returning capital to shareholders at super-normal rates.
Our research leads us to believe that market leadership is cyclical, but that valuation, quality, momentum, and yield are incredibly effective individual selection factors given a three- to five-year time horizon. We believe that maintaining a portfolio of stocks trading at discounted valuations that possess reasonable quality, decent momentum, and high shareholder yields is a compelling long-term investment strategy with a considerably higher probability of success than trying to generate outperformance through market timing or traditional stock picking.

Top Contributors
↑	KLA CORP.
↑	SYNCHRONY FINANCIAL
↑	HARTFORD FINANCIAL SERVICES
↑	MARATHON PETROLEUM CORP.
↑	DELL TECHNOLOGIES, INC.

Top Detractors
↓	C. H. ROBINSON WORLDWIDE, INC.
↓	COMCAST CORP.
↓	JP MORGAN CHASE & CO.
↓	COTERRA ENERGY, INC.
↓	GE AEROSPACE

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/26/2016)
Class I (without sales charge)	15.89	18.53	13.12
Russell 1000 Total Return	16.54	15.49	15.17
Russell 1000 Value Total Return	8.79	13.18	10.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://osfunds.com/ for more recent performance information. Visit https://osfunds.com/ for more recent performance information.
Net Assets	$ 242,826,667
Holdings Count | $ / shares	61
Advisory Fees Paid, Amount	$ 900,665
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$242,826,667
Number of Holdings	61
Net Advisory Fee	$900,665
Portfolio Turnover	83%
30-Day SEC Yield	1.95%
30-Day SEC Yield Unsubsidized	1.95%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)

Top 10 Issuers	(% of net assets)
Wells Fargo & Co.	4.5%
Altria Group, Inc.	4.1%
Synchrony Financial	3.7%
MetLife, Inc.	3.6%
Fidelity National Information Services, Inc.	3.5%
Medtronic PLC	3.4%
Northern Trust Corp.	3.1%
PayPal Holdings, Inc.	2.9%
Bank of New York Mellon Corp.	2.9%
Tapestry, Inc.	2.8%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://osfunds.com/